IFRS 7 Disclosure - Wholesale Credit Risk - Rankings of 22 Grade Internal Risk Ratings with Ratings Used by S&P and Moody's (Detail) - Credit risk [member]	12 Months Ended
Oct. 31, 2019
Internal credit grade one [member] | Wholesale Investment Grade [member] | Business and bank [member] | Bottom of range [member]
Disclosure of credit risk exposure [line items]
Probability of default	0.00%
Internal credit grade one [member] | Wholesale Investment Grade [member] | Business and bank [member] | Top of range [member]
Disclosure of credit risk exposure [line items]
Probability of default	0.03%
Internal credit grade one [member] | Wholesale Investment Grade [member] | Sovereign [member] | Bottom of range [member]
Disclosure of credit risk exposure [line items]
Probability of default	0.00%
Internal credit grade one [member] | Wholesale Investment Grade [member] | Sovereign [member] | Top of range [member]
Disclosure of credit risk exposure [line items]
Probability of default	0.0155%
Internal credit grade one [member] | Internal BRR Rate [member] | Wholesale Investment Grade [member]
Disclosure of credit risk exposure [line items]
Internal BRR Rate	1+
Internal credit grade one [member] | S&P [member] | Wholesale Investment Grade [member]
Disclosure of credit risk exposure [line items]
External Credit Grades	AAA
Internal credit grade one [member] | Moody's [member] | Wholesale Investment Grade [member]
Disclosure of credit risk exposure [line items]
External Credit Grades	Aaa
Internal credit grade two [member] | Wholesale Investment Grade [member] | Business and bank [member] | Bottom of range [member]
Disclosure of credit risk exposure [line items]
Probability of default	0.00%
Internal credit grade two [member] | Wholesale Investment Grade [member] | Business and bank [member] | Top of range [member]
Disclosure of credit risk exposure [line items]
Probability of default	0.03%
Internal credit grade two [member] | Wholesale Investment Grade [member] | Sovereign [member] | Bottom of range [member]
Disclosure of credit risk exposure [line items]
Probability of default	0.0156%
Internal credit grade two [member] | Wholesale Investment Grade [member] | Sovereign [member] | Top of range [member]
Disclosure of credit risk exposure [line items]
Probability of default	0.0265%
Internal credit grade two [member] | Internal BRR Rate [member] | Wholesale Investment Grade [member]
Disclosure of credit risk exposure [line items]
Internal BRR Rate	1H
Internal credit grade two [member] | S&P [member] | Wholesale Investment Grade [member]
Disclosure of credit risk exposure [line items]
External Credit Grades	AA+
Internal credit grade two [member] | Moody's [member] | Wholesale Investment Grade [member]
Disclosure of credit risk exposure [line items]
External Credit Grades	Aa1
Internal credit grade three [member] | Wholesale Investment Grade [member] | Business and bank [member] | Bottom of range [member]
Disclosure of credit risk exposure [line items]
Probability of default	0.0301%
Internal credit grade three [member] | Wholesale Investment Grade [member] | Business and bank [member] | Top of range [member]
Disclosure of credit risk exposure [line items]
Probability of default	0.0375%
Internal credit grade three [member] | Wholesale Investment Grade [member] | Sovereign [member] | Bottom of range [member]
Disclosure of credit risk exposure [line items]
Probability of default	0.0266%
Internal credit grade three [member] | Wholesale Investment Grade [member] | Sovereign [member] | Top of range [member]
Disclosure of credit risk exposure [line items]
Probability of default	0.0375%
Internal credit grade three [member] | Internal BRR Rate [member] | Wholesale Investment Grade [member]
Disclosure of credit risk exposure [line items]
Internal BRR Rate	1M
Internal credit grade three [member] | S&P [member] | Wholesale Investment Grade [member]
Disclosure of credit risk exposure [line items]
External Credit Grades	AA
Internal credit grade three [member] | Moody's [member] | Wholesale Investment Grade [member]
Disclosure of credit risk exposure [line items]
External Credit Grades	Aa2
Internal credit grade four [member] | Wholesale Investment Grade [member] | Bottom of range [member]
Disclosure of credit risk exposure [line items]
Probability of default	0.0376%
Internal credit grade four [member] | Wholesale Investment Grade [member] | Top of range [member]
Disclosure of credit risk exposure [line items]
Probability of default	0.049%
Internal credit grade four [member] | Internal BRR Rate [member] | Wholesale Investment Grade [member]
Disclosure of credit risk exposure [line items]
Internal BRR Rate	1L
Internal credit grade four [member] | S&P [member] | Wholesale Investment Grade [member]
Disclosure of credit risk exposure [line items]
External Credit Grades	AA-
Internal credit grade four [member] | Moody's [member] | Wholesale Investment Grade [member]
Disclosure of credit risk exposure [line items]
External Credit Grades	Aa3
Internal credit grade five [member] | Wholesale Investment Grade [member] | Bottom of range [member]
Disclosure of credit risk exposure [line items]
Probability of default	0.0491%
Internal credit grade five [member] | Wholesale Investment Grade [member] | Top of range [member]
Disclosure of credit risk exposure [line items]
Probability of default	0.065%
Internal credit grade five [member] | Internal BRR Rate [member] | Wholesale Investment Grade [member]
Disclosure of credit risk exposure [line items]
Internal BRR Rate	2+H
Internal credit grade five [member] | S&P [member] | Wholesale Investment Grade [member]
Disclosure of credit risk exposure [line items]
External Credit Grades	A+
Internal credit grade five [member] | Moody's [member] | Wholesale Investment Grade [member]
Disclosure of credit risk exposure [line items]
External Credit Grades	A1
Internal credit grade six [member] | Wholesale Investment Grade [member] | Bottom of range [member]
Disclosure of credit risk exposure [line items]
Probability of default	0.0651%
Internal credit grade six [member] | Wholesale Investment Grade [member] | Top of range [member]
Disclosure of credit risk exposure [line items]
Probability of default	0.081%
Internal credit grade six [member] | Internal BRR Rate [member] | Wholesale Investment Grade [member]
Disclosure of credit risk exposure [line items]
Internal BRR Rate	2+M
Internal credit grade six [member] | S&P [member] | Wholesale Investment Grade [member]
Disclosure of credit risk exposure [line items]
External Credit Grades	A
Internal credit grade six [member] | Moody's [member] | Wholesale Investment Grade [member]
Disclosure of credit risk exposure [line items]
External Credit Grades	A2
Internal credit grade seven [member] | Wholesale Investment Grade [member] | Bottom of range [member]
Disclosure of credit risk exposure [line items]
Probability of default	0.0811%
Internal credit grade seven [member] | Wholesale Investment Grade [member] | Top of range [member]
Disclosure of credit risk exposure [line items]
Probability of default	0.112%
Internal credit grade seven [member] | Internal BRR Rate [member] | Wholesale Investment Grade [member]
Disclosure of credit risk exposure [line items]
Internal BRR Rate	2+L
Internal credit grade seven [member] | S&P [member] | Wholesale Investment Grade [member]
Disclosure of credit risk exposure [line items]
External Credit Grades	A-
Internal credit grade seven [member] | Moody's [member] | Wholesale Investment Grade [member]
Disclosure of credit risk exposure [line items]
External Credit Grades	A3
Internal credit grade eight [member] | Wholesale Investment Grade [member] | Bottom of range [member]
Disclosure of credit risk exposure [line items]
Probability of default	0.1121%
Internal credit grade eight [member] | Wholesale Investment Grade [member] | Top of range [member]
Disclosure of credit risk exposure [line items]
Probability of default	0.18%
Internal credit grade eight [member] | Internal BRR Rate [member] | Wholesale Investment Grade [member]
Disclosure of credit risk exposure [line items]
Internal BRR Rate	2H
Internal credit grade eight [member] | S&P [member] | Wholesale Investment Grade [member]
Disclosure of credit risk exposure [line items]
External Credit Grades	BBB+
Internal credit grade eight [member] | Moody's [member] | Wholesale Investment Grade [member]
Disclosure of credit risk exposure [line items]
External Credit Grades	Baa1
Internal credit grade nine [member] | Wholesale Investment Grade [member] | Bottom of range [member]
Disclosure of credit risk exposure [line items]
Probability of default	0.1801%
Internal credit grade nine [member] | Wholesale Investment Grade [member] | Top of range [member]
Disclosure of credit risk exposure [line items]
Probability of default	0.262%
Internal credit grade nine [member] | Internal BRR Rate [member] | Wholesale Investment Grade [member]
Disclosure of credit risk exposure [line items]
Internal BRR Rate	2M
Internal credit grade nine [member] | S&P [member] | Wholesale Investment Grade [member]
Disclosure of credit risk exposure [line items]
External Credit Grades	BBB
Internal credit grade nine [member] | Moody's [member] | Wholesale Investment Grade [member]
Disclosure of credit risk exposure [line items]
External Credit Grades	Baa2
Internal credit grade ten [member] | Wholesale Investment Grade [member] | Bottom of range [member]
Disclosure of credit risk exposure [line items]
Probability of default	0.2621%
Internal credit grade ten [member] | Wholesale Investment Grade [member] | Top of range [member]
Disclosure of credit risk exposure [line items]
Probability of default	0.3845%
Internal credit grade ten [member] | Internal BRR Rate [member] | Wholesale Investment Grade [member]
Disclosure of credit risk exposure [line items]
Internal BRR Rate	2L
Internal credit grade ten [member] | S&P [member] | Wholesale Investment Grade [member]
Disclosure of credit risk exposure [line items]
External Credit Grades	BBB-
Internal credit grade ten [member] | Moody's [member] | Wholesale Investment Grade [member]
Disclosure of credit risk exposure [line items]
External Credit Grades	Baa3
Internal credit grade eleven [member] | Wholesale Non-investment Grade [member] | Bottom of range [member]
Disclosure of credit risk exposure [line items]
Probability of default	0.3846%
Internal credit grade eleven [member] | Wholesale Non-investment Grade [member] | Top of range [member]
Disclosure of credit risk exposure [line items]
Probability of default	0.648%
Internal credit grade eleven [member] | Internal BRR Rate [member] | Wholesale Non-investment Grade [member]
Disclosure of credit risk exposure [line items]
Internal BRR Rate	2-H
Internal credit grade eleven [member] | S&P [member] | Wholesale Non-investment Grade [member]
Disclosure of credit risk exposure [line items]
External Credit Grades	BB+
Internal credit grade eleven [member] | Moody's [member] | Wholesale Non-investment Grade [member]
Disclosure of credit risk exposure [line items]
External Credit Grades	Ba1
Internal credit grade twelve [member] | Wholesale Non-investment Grade [member] | Bottom of range [member]
Disclosure of credit risk exposure [line items]
Probability of default	0.6481%
Internal credit grade twelve [member] | Wholesale Non-investment Grade [member] | Top of range [member]
Disclosure of credit risk exposure [line items]
Probability of default	0.9625%
Internal credit grade twelve [member] | Internal BRR Rate [member] | Wholesale Non-investment Grade [member]
Disclosure of credit risk exposure [line items]
Internal BRR Rate	2-M
Internal credit grade twelve [member] | S&P [member] | Wholesale Non-investment Grade [member]
Disclosure of credit risk exposure [line items]
External Credit Grades	BB
Internal credit grade twelve [member] | Moody's [member] | Wholesale Non-investment Grade [member]
Disclosure of credit risk exposure [line items]
External Credit Grades	Ba2
Internal credit grade thirteen [member] | Wholesale Non-investment Grade [member] | Bottom of range [member]
Disclosure of credit risk exposure [line items]
Probability of default	0.9626%
Internal credit grade thirteen [member] | Wholesale Non-investment Grade [member] | Top of range [member]
Disclosure of credit risk exposure [line items]
Probability of default	1.407%
Internal credit grade thirteen [member] | Internal BRR Rate [member] | Wholesale Non-investment Grade [member]
Disclosure of credit risk exposure [line items]
Internal BRR Rate	2-L
Internal credit grade thirteen [member] | S&P [member] | Wholesale Non-investment Grade [member]
Disclosure of credit risk exposure [line items]
External Credit Grades	BB-
Internal credit grade thirteen [member] | Moody's [member] | Wholesale Non-investment Grade [member]
Disclosure of credit risk exposure [line items]
External Credit Grades	Ba3
Internal credit grade fourteen [member] | Wholesale Non-investment Grade [member] | Bottom of range [member]
Disclosure of credit risk exposure [line items]
Probability of default	1.4071%
Internal credit grade fourteen [member] | Wholesale Non-investment Grade [member] | Top of range [member]
Disclosure of credit risk exposure [line items]
Probability of default	2.1785%
Internal credit grade fourteen [member] | Internal BRR Rate [member] | Wholesale Non-investment Grade [member]
Disclosure of credit risk exposure [line items]
Internal BRR Rate	3+H
Internal credit grade fourteen [member] | S&P [member] | Wholesale Non-investment Grade [member]
Disclosure of credit risk exposure [line items]
External Credit Grades	B+
Internal credit grade fourteen [member] | Moody's [member] | Wholesale Non-investment Grade [member]
Disclosure of credit risk exposure [line items]
External Credit Grades	B1
Internal credit grade fifteen [member] | Wholesale Non-investment Grade [member] | Bottom of range [member]
Disclosure of credit risk exposure [line items]
Probability of default	2.1786%
Internal credit grade fifteen [member] | Wholesale Non-investment Grade [member] | Top of range [member]
Disclosure of credit risk exposure [line items]
Probability of default	3.421%
Internal credit grade fifteen [member] | Internal BRR Rate [member] | Wholesale Non-investment Grade [member]
Disclosure of credit risk exposure [line items]
Internal BRR Rate	3+M
Internal credit grade fifteen [member] | S&P [member] | Wholesale Non-investment Grade [member]
Disclosure of credit risk exposure [line items]
External Credit Grades	B
Internal credit grade fifteen [member] | Moody's [member] | Wholesale Non-investment Grade [member]
Disclosure of credit risk exposure [line items]
External Credit Grades	B2
Internal credit grade sixteen [member] | Wholesale Non-investment Grade [member] | Bottom of range [member]
Disclosure of credit risk exposure [line items]
Probability of default	3.4211%
Internal credit grade sixteen [member] | Wholesale Non-investment Grade [member] | Top of range [member]
Disclosure of credit risk exposure [line items]
Probability of default	5.2775%
Internal credit grade sixteen [member] | Internal BRR Rate [member] | Wholesale Non-investment Grade [member]
Disclosure of credit risk exposure [line items]
Internal BRR Rate	3+L
Internal credit grade sixteen [member] | S&P [member] | Wholesale Non-investment Grade [member]
Disclosure of credit risk exposure [line items]
External Credit Grades	B-
Internal credit grade sixteen [member] | Moody's [member] | Wholesale Non-investment Grade [member]
Disclosure of credit risk exposure [line items]
External Credit Grades	B3
Internal credit grade seventeen [member] | Wholesale Non-investment Grade [member] | Bottom of range [member]
Disclosure of credit risk exposure [line items]
Probability of default	5.2776%
Internal credit grade seventeen [member] | Wholesale Non-investment Grade [member] | Top of range [member]
Disclosure of credit risk exposure [line items]
Probability of default	7.941%
Internal credit grade seventeen [member] | Internal BRR Rate [member] | Wholesale Non-investment Grade [member]
Disclosure of credit risk exposure [line items]
Internal BRR Rate	3H
Internal credit grade seventeen [member] | S&P [member] | Wholesale Non-investment Grade [member]
Disclosure of credit risk exposure [line items]
External Credit Grades	CCC+
Internal credit grade seventeen [member] | Moody's [member] | Wholesale Non-investment Grade [member]
Disclosure of credit risk exposure [line items]
External Credit Grades	Caa1
Internal credit grade eighteen [member] | Wholesale Non-investment Grade [member] | Bottom of range [member]
Disclosure of credit risk exposure [line items]
Probability of default	7.9411%
Internal credit grade eighteen [member] | Wholesale Non-investment Grade [member] | Top of range [member]
Disclosure of credit risk exposure [line items]
Probability of default	11.4475%
Internal credit grade eighteen [member] | Internal BRR Rate [member] | Wholesale Non-investment Grade [member]
Disclosure of credit risk exposure [line items]
Internal BRR Rate	3M
Internal credit grade eighteen [member] | S&P [member] | Wholesale Non-investment Grade [member]
Disclosure of credit risk exposure [line items]
External Credit Grades	CCC
Internal credit grade eighteen [member] | Moody's [member] | Wholesale Non-investment Grade [member]
Disclosure of credit risk exposure [line items]
External Credit Grades	Caa2
Internal credit grade nineteen [member] | Wholesale Non-investment Grade [member] | Bottom of range [member]
Disclosure of credit risk exposure [line items]
Probability of default	11.4476%
Internal credit grade nineteen [member] | Wholesale Non-investment Grade [member] | Top of range [member]
Disclosure of credit risk exposure [line items]
Probability of default	19.6535%
Internal credit grade nineteen [member] | Internal BRR Rate [member] | Wholesale Non-investment Grade [member]
Disclosure of credit risk exposure [line items]
Internal BRR Rate	3L
Internal credit grade nineteen [member] | S&P [member] | Wholesale Non-investment Grade [member]
Disclosure of credit risk exposure [line items]
External Credit Grades	CCC-
Internal credit grade nineteen [member] | Moody's [member] | Wholesale Non-investment Grade [member]
Disclosure of credit risk exposure [line items]
External Credit Grades	Caa3
Internal credit grade twenty [member] | Wholesale Non-investment Grade [member] | Bottom of range [member]
Disclosure of credit risk exposure [line items]
Probability of default	19.6536%
Internal credit grade twenty [member] | Wholesale Non-investment Grade [member] | Top of range [member]
Disclosure of credit risk exposure [line items]
Probability of default	99.999%
Internal credit grade twenty [member] | Internal BRR Rate [member] | Wholesale Non-investment Grade [member]
Disclosure of credit risk exposure [line items]
Internal BRR Rate	4
Internal credit grade twenty [member] | S&P [member] | Wholesale Non-investment Grade [member]
Disclosure of credit risk exposure [line items]
External Credit Grades	CC
Internal credit grade twenty [member] | Moody's [member] | Wholesale Non-investment Grade [member]
Disclosure of credit risk exposure [line items]
External Credit Grades	Ca
Internal credit grade twenty one [member] | Impaired Wholesale [member] | Top of range [member]
Disclosure of credit risk exposure [line items]
Probability of default	100.00%
Internal credit grade twenty one [member] | Internal BRR Rate [member] | Impaired Wholesale [member]
Disclosure of credit risk exposure [line items]
Internal BRR Rate	5
Internal credit grade twenty one [member] | S&P [member] | Impaired Wholesale [member]
Disclosure of credit risk exposure [line items]
External Credit Grades	C
Internal credit grade twenty one [member] | Moody's [member] | Impaired Wholesale [member]
Disclosure of credit risk exposure [line items]
External Credit Grades	C
Internal credit grade twenty two [member] | Impaired Wholesale [member] | Top of range [member]
Disclosure of credit risk exposure [line items]
Probability of default	100.00%
Internal credit grade twenty two [member] | Internal BRR Rate [member] | Impaired Wholesale [member]
Disclosure of credit risk exposure [line items]
Internal BRR Rate	6
Internal credit grade twenty two [member] | S&P [member] | Impaired Wholesale [member]
Disclosure of credit risk exposure [line items]
External Credit Grades	D
Internal credit grade twenty two [member] | Moody's [member] | Impaired Wholesale [member]
Disclosure of credit risk exposure [line items]
External Credit Grades	C